GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

21.GENERAL AND ADMINISTRATIVE EXPENSES

		For the years ended
	December 31, 2024	December 31, 2023
	$	$
Wages and benefits	7,324	6,993
Share-based compensation	2,871	2,224
Professional fees	3,176	2,814
Consulting fees	2,493	2,175
Travelling, representation and convention	1,084	964
Office and administration	5,370	6,848
Stock exchange, authorities, and communication	492	442
Depreciation and amortization	205	248
Loss on write-off/disposal of property, plant and equipment	1,098	5
Other financial fees	50	21
Grants	(46)	(30)
General and administrative expenses	24,117	22,704